Shareholder Fees (Vanguard 500 Index Fund ETF)	Vanguard 500 Index Fund Vanguard 500 Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0